Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Property, Plant and Equipment

Note 7. Property, plant and equipment

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Non-current assets
Plant and equipment - at cost	4,643,268	4,385,521
Less: Accumulated depreciation	(2,135,021)	(1,769,441)

	2,508,247	2,616,080

Reconciliations

Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Opening balance	2,616,080	3,025,170
Additions	11,822	176,113
Foreign exchange movement	143,378	7,182
Depreciation expense	(263,033)	(592,385)

Closing balance	2,508,247	2,616,080

All property plant and equipment stated under the historical cost convention.

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 10. Property, Plant and Equipment

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Plant and equipment - at cost	4,385,521	4,206,168
Less: Accumulated depreciation	(1,769,441)	(1,180,998)

Total	2,616,080	3,025,170

Reconciliations

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Opening balance	3,025,170	3,118,808
Additions	176,113	283,655
Foreign exchange movement	7,182	98,474
Depreciation expense	(592,385)	(456,904)
Disposals	-	(18,863)

Carrying amount at end of period	2,616,080	3,025,170

All property plant and equipment stated under the historical cost convention